NAME OF REGISTRANT:
Franklin Templeton International Trust
File No. 811-06336

EXHIBIT ITEM: Terms of new or amended securities
GOF P10 06/18
SUPPLEMENT DATED JUNE 8. 2018
TO THE CURRENTLY EFFECTIVE PROSPECTUS
OF EACH OF THE FUNDS LISTED BELOW

Franklin Templeton International Trust
Franklin India Growth Fund

Notice of Automatic Conversion of Class C Shares to Class A Shares after 10-Year Holding Period

At Board meetings held on February 26 and 27. 2018. the Board of Trustees approved an automatic conversion feature for the Fund's Class C shares (which includes Class C1 shares as applicable) that will automatically convert shareholders' Class C shares into Class A shares of the same Fund after they have been held for 10 years.
 After conversion. your new shares will be subject to Class A shares' lower Rule 12b-1 fees. The conversion feature will become effective on or about October 5. 2018.
  Later that month Class C shares of the Fund that have been outstanding for 10 years or more will automatically convert to Class A shares of such Fund on the basis of the relative net asset values of the two classes. Thereafter.
 Class C shares of the Fund will convert automatically to Class A shares of such Fund on a monthly basis in the month of. or the month following. the 10-year anniversary of the Class C shares' purchase date. Class C shares of the Fund acquired through automatic reinvestment of dividends or distributions will convert to Class A shares of the Fund on the conversion date pro rata with the converting
 Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions.
Shareholders will not pay a sales charge. including a contingent deferred sales charge. upon the conversion of their Class C shares to Class A shares pursuant to this conversion feature. The automatic conversion of the Fund's Class C shares into Class A shares after the 10-year holding period is not expected to be a taxable event for federal income tax purposes.
Shareholders should consult with their tax advisor regarding the state and local tax consequences of such conversions.
Class C shares held through a financial intermediary
 in an omnibus account will be converted into Class A shares only if the intermediary can document that the shareholder has met the required holding period. In certain circumstances. when shares are invested through retirement plans. omnibus accounts. and in certain other instances. the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares and the financial intermediary may not have the ability to track purchases to credit individual shareholders' holding periods. This primarily occurs when shares are invested through certain record keepers for group retirement plans. where the intermediary cannot track share aging at the participant level.  In these circumstances.
the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances. it is the responsibility of the shareholder or their financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares. and the shareholder or their financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary's
(and not the Fund's) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period. Please consult with your financial intermediary about your shares' eligibility for this conversion feature.
Also effective October 5. 2018.
new accounts or plans may not be eligible to purchase
 Class C shares of the Fund if it is determined that the intermediary cannot track shareholder holding periods to determine whether a shareholder's Class C shares are eligible for conversion to Class A shares. Accounts or plans (and their successor. related and affiliated plans) that have Class C shares of the Fund available to participants on or before October 5. 2018. may continue to open accounts for new participants in such share class and purchase additional shares in existing participant accounts. The Fund has no responsibility for overseeing. monitoring or implementing a financial intermediary's process for determining whether a shareholder meets the required holding period for conversion.
A financial intermediary may sponsor and/or control accounts. programs or platforms that impose a different conversion schedule or different eligibility requirements for the conversion of Class
C shares into Class A shares. In these cases. Class C shareholders may convert to Class A shares under the policies of the financial intermediary and the conversion may be structured as an exchange of Class C shares for Class A shares of the same Fund. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares' conversion from Class C shares to Class A shares.